Right-of-use assets and leases liabilities - Right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Right-of-use assets, beginning of period	$ 29,519,706	$ 26,791,544
Additions to right-of-use assets	7,757,497	6,344,937
Additions through business combinations	23,650,865	2,366,868
Exercise of buy-out options into property, plant and equipment	(1,496,254)	(512,588)
Depreciation on right-of-use assets	(7,593,792)	(5,471,055)
Right-of-use assets, end of period	51,838,022	29,519,706
TMS devices
Right-of-use assets
Right-of-use assets, beginning of period	13,741,292	10,931,943
Additions to right-of-use assets	2,642,421	3,842,354
Additions through business combinations	7,314,499	1,765,732
Exercise of buy-out options into property, plant and equipment	(1,496,254)	(512,588)
Depreciation on right-of-use assets	(2,853,867)	(2,286,149)
Right-of-use assets, end of period	19,348,091	13,741,292
TMS Center locations
Right-of-use assets
Right-of-use assets, beginning of period	15,778,414	15,859,601
Additions to right-of-use assets	5,115,076	2,502,583
Additions through business combinations	16,336,366	601,136
Depreciation on right-of-use assets	(4,739,925)	(3,184,906)
Right-of-use assets, end of period	$ 32,489,931	$ 15,778,414